CONSOLIDATED BALANCE SHEETS (Parenthetical)(Consolidated Variable Interest Entity (VIEs))	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Accounts payable of the VIEs without recourse to the Company	$ 39,541,000	245,336,000	200,483,000
Accrued employee benefits of the VIEs without recourse to the Company	4,853,000	30,114,000	33,448,000
Accrued expenses and other payables of the VIEs without recourse to the Company	11,911,000	73,900,000	71,095,000
Income tax payable of the VIEs without recourse to the Company	1,682,000	10,435,000	5,777,000
Liabilities for uncertain tax positions of the VIEs without recourse to the Company	1,033,000	6,407,000	6,296,000
Amounts due to a related parties of the VIEs without recourse to the Company		0	844,000
Current portion of long term loan of the VIEs without recourse to the Company		0	0
Current portion of capital lease obligations of the VIEs without recourse to the Company	2,114,000	13,118,000	0
Deferred government grant of the VIEs without recourse to the Company, current	6,021,000	37,360,000	24,360,000
Long term loan of the VIEs without recourse to the Company		0	0
Non-current portion of capital lease obligations of the VIEs without recourse to the Company	$ 3,168,000	19,657,000	0